INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Joint ventures
Disclosure of joint ventures [line items]
Carrying value	$ 3,983	$ 4,594	$ 4,670
Kibali [Member]
Disclosure of joint ventures [line items]
Opening net assets	4,312
Income for the period (net of non-controlling interests)	172	438
Dividends received from equity investees	(1,389)
Closing net assets	3,095	4,312
Barrick's share of net assets	1,548
Equity earnings adjustment	0
Goodwill recognition	1,111
Carrying value	$ 2,659	3,267	3,279
Proportion of interest held by joint operations operator	90.00%
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Opening net assets	$ 519
Income for the period (net of non-controlling interests)	249	318
Dividends received from equity investees	(249)
Closing net assets	519	519
Barrick's share of net assets	259
Equity earnings adjustment	0
Goodwill recognition	123
Carrying value	382	382	369
Zaldivar [Member]
Disclosure of joint ventures [line items]
Opening net assets	1,806
Income for the period (net of non-controlling interests)	94	138
Dividends received from equity investees	(100)
Closing net assets	1,800	1,806
Barrick's share of net assets	900
Equity earnings adjustment	(10)
Goodwill recognition	0
Carrying value	$ 890	$ 893	$ 967